TREASURY SHARES (Details) - shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Treasury Shares
Treasury shares	1		1
American depositary shares
Treasury Shares
Treasury shares	1		1
Ordinary shares
Treasury Shares
Shares retired (in shares)	0	0
Treasury shares	1		1